REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 3 – REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table summarizes revenue by timing of revenue recognition:

	Year Ended December 31,
	2023
	Amount	Percentage of Revenue
Sale of belts	78	44
Refurbishment revenue	5	3
Subscription revenue	93	53
Total revenue	$176	100%

	Year Ended December 31,
	2023
	Amount	Percentage of Revenue
Israel	$12	7
United States	164	93
Total revenue	$176	100%

No revenues were recognized during the years ended December 31, 2022, or 2021.

Unbilled Accounts Receivable

The Company had an unbilled accounts receivable balance of $17 and zero as of December 31, 2023 and 2022, respectively. Unbilled accounts receivable is recorded within accounts receivable, net on the accompanying consolidated balance sheets.

Deferred Revenue

The current portion of deferred revenue represents amounts that are expected to be recognized within one year of the balance sheet date. As of December 31, 2023, the Company had $24 of current deferred revenue and did not have material non-current deferred revenue. As of December 31, 2022, the Company did not have any deferred revenue.

The Company has elected the practical expedient not to disclose remaining performance obligations for contracts that are less than one year in length. The Company does not have any performance obligations extending beyond one year.